DISCONTINUED OPERATION (Detail 1) - Tanker business [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Summary Of Cash Flows From Discontinued Operations [Line Items]
Cash generated (utilised) from operating activities	$ 21,909	$ 29,845	$ (32,792)
Cash generated from investing activities	962	(1,492)	27,548
Cash used in financing activities	$ (25,949)	$ (25,723)	$ (8,011)